Inventories and cost of sales	12 Months Ended
Dec. 31, 2021
Inventories and cost of sales
Inventories and cost of sales

7.Inventories and cost of sales

	2021		2020	2019

Finished goods	Ps.	901,523	904,999	224,025
Packing material		35,718	26,029	4,577
		937,241	931,028	228,602
Merchandise in transit		402,137	342,998	116,952
	Ps.	1,339,378	1,274,026	345,554

The cost of inventories recognized in income within cost of sales of the year was Ps. 4,399,164, Ps. 3,290,994 and Ps. 1,280,829 for the periods of 2021, 2020 and 2019.

The cost of inventories recognized as an expense includes Ps. 43,645, Ps. 24,438 and Ps. 14,273 for the periods 2021, 2020 and 2019, respectively, in respect of write-downs of inventory to net realizable value. Such write-downs have been recognized to account for obsolete inventories.